Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Accrued expenses & other	$ 70	$ 38
Depreciation and amortization	7	2
Stock based compensation	52	38
Convertible debt	93	5
Capitalized R&D	1,549	1,542
Net operating loss carryforward	32,173	29,033
R&D credit carryforward	3,511	3,485
Other
Total deferred tax assets	37,455	34,143
Less: valuation allowance	$ (37,455)	$ (34,143)